Fair value measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Fair value measurement
19.	Fair value measurement
This note explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value and the financial instruments for which the fair value is disclosed in the interim condensed consolidated financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards.
An explanation of each level is included in Note 2.7.16 of the consolidated financial statements for the year ended December 31, 2021.
Assets and liabilities measured at fair value
As at June 30, 2022, the Group has recorded the following financial instruments at fair value in the interim condensed consolidated statement of financial position:

•	interest rate cap derivative;

•	warrant liabilities;

•	investment in equity securities.
Interest rate cap derivative and the investment in equity securities are presented within non-current
other financial assets. Warrant liabilities are presented as a separate line in the interim condensed consolidated statement of financial position.

As at December 31, 2021, the Group had its interest rate cap derivative and purchase options to acquire
Mega-E
and MOMA recorded at fair value in the consolidated statement of financial position, which were presented within non-current
other financial assets. The Group did not have any other assets and liabilities that were measured at fair value as at December 31, 2021.
The interest rate cap qualifies for the level 2 category in the fair value hierarchy due to the fact that it is not traded in an active market and the fair value is determined using valuation techniques which maximize the use of observable market data. Since all significant inputs required to fair value the instrument are observable, the instrument is included in level 2.
The investment in equity securities qualifies for the level 2 category in the fair value hierarchy due to the fact that the investee is not a public company traded in an active market and the fair value is determined using valuation techniques which maximize the usage of observable market data. Since all significant inputs required to fair value the instrument are observable, the instrument is included in level 2.
The purchase options qualified for the level 3 category in the fair value hierarchy before being derecognized in 2022, due to the fact that they were not traded in an active market and the fair value was determined using valuation techniques which use unobservable inputs that were significant to the fair value.
The Public Warrants and Private Placement Warrants qualified for the level 3 category in the fair value hierarchy at the time of their issuance due to the fact that they were not traded in an active market at the time and their fair value was determined using valuation techniques which use unobservable inputs that were significant to the fair value. As at June 30, 2022, the warrants qualify for the level 1 category in the fair value hierarchy due to the fact that their fair value is determined based on quoted market inputs.
For assets and liabilities that are recognized in the interim condensed consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing
categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. During the six-month
period ended June 30, 2022, transfers of €20,567 thousand from level 3 to level 1 occurred with respect to the warrants.
The fair value of the Group’s assets measured at fair value are disclosed in the table in Note 18.
Fair value of assets and liabilities not measured at fair value
The Group has determined the fair value of assets and liabilities not measured at fair value, but for which the fair value is required to be disclosed.
Borrowings
For the shareholder loans and the senior debt, the fair value differs from its carrying amount because the interest payable on the loans is (partially) fixed. The borrowings qualify for the level 3 category in the fair value category due to the use of unobservable inputs, including own credit risk.
The fair value of the Group’s liabilities not measured at fair value are disclosed in the table in Note 18.
Specific valuation techniques to determine fair values
Specific valuation techniques used to value financial instruments include:

•	interest rate cap derivative: option pricing model;

•	investment in equity securities: multiple analysis of recent transactions;

•	purchase options: option pricing model, i.e. Black-Scholes pricing model;

•	borrowings: discounted cash flow analysis using a market interest rate;

•	warrants valuation as of issuance: binomial tree framework.
Financial instruments measured at fair value (level 3)
The changes in level 3 items for the six months ended June 30, 2022 have been as follows:

(in €‘000)	Purchase options
Carrying amount at January 1, 2022	30,400
Movements in the six months ended June 30, 2022
Fair value gains on purchase options	3,856
Derecognition of substantive purchase option	(34,256)
Exercise of purchase option	—
Carrying amount at June 30, 2022	—

(in €‘000)	Warrant liabilities
Carrying amount at January 1, 2022	—
Movements in the six months ended June 30, 2022
Public warrants assumed as part of the SPAC Transaction	21,259
Private warrants assumed as part of the SPAC Transaction	20,993
Change in fair value of private warrant liabilities	(7,139)
Transfer of private placement warrant liabilities into level 1	(13,854)
Change in fair value of public warrant liabilities	(14,546)
Transfer of public warrant liabilities into level 1	(6,713)
Carrying amount at June 30, 2022	—
The Group uses external valuation experts to perform valuations on a periodic basis for its fair value measurements categorized within level 3 of the fair value hierarchy.
Valuation inputs to the fair value of purchase options
Inputs to the fair value of the purchase options are the spot price per share, the exercise price, the risk-free rate, volatility, time to expiration and dividend yield. The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the purchase options at the time of their derecognition or exercise in 2022, using a Black-Scholes pricing model.

	June 7, 2022	March 16, 2022
Purchase option	MOMA	Mega-E
Parameters
Spot price per share (in €)	253	437,000
Volatility	N/A	100.00%
Given that all purchase options have either been exercised or have become substantive during the six months ended June 30, 2022, changes to significant unobservable input parameters and the result of these changes on the fair value of the options have not been disclosed.
Further details and background on the purchase options are disclosed in Note 12.

Valuation inputs to the fair value of warrant liabilities
The fair value of the Public Warrants and the Private Placement Warrants have been estimated using a binomial tree framework at the time of their issuance (March 16, 2022) as there was no observable trade price available.
For Public Warrants, subsequent to their listing on an active market, their fair value as of June 30, 2022, is based on the observable listed quoted price (Level 1) for such warrants. For Private Placement Warrants, these were exercised on April 15, 2022 with the fair value on that date being determined based on the spot price per underlying ordinary share of Allego, which is an quoted market input.
Upon issuance, the estimated fair value of both the Public and Private Warrants was determined using Level 3 inputs as no observable market inputs were available. Inputs to the binomial framework tree are the spot price per share, risk-free interest rate, the Warrants key contractual terms and assumptions related to the Groups expected stock-price volatility and dividend yield.

29. Fair value measurement
This note explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value and the financial instruments for which the fair value is disclosed in the consolidated financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards.
An explanation of each level is included in Note 2.7.16 of these consolidated financial statements for the year ended December 31, 2021.
Assets and liabilities measured at fair value
As at December 31, 2021, the Group has recorded the following derivative financial instruments at fair value in the consolidated statement of financial position:

•	interest rate cap derivative;

•	purchase options to acquire an unlisted software company;

•	purchase option to acquire Mega-E.
The purchase options to acquire an unlisted software company and the purchase option to acquire
Mega-E
are jointly referred to as “purchase options”. As at December 31, 2021, all derivative financial instruments are presented within current (purchase options) and non-current
(interest rate cap) other financial assets.
As at December 31, 2020, the Group only had its interest rate cap derivative recorded at fair value in the consolidated statement of financial position, which was presented within non-current
other financial assets. The Group did not have any other assets and liabilities that were measured at fair value.
The interest rate cap qualifies for the level 2 category in the fair value hierarchy due to the fact that it is not traded in an active market and the fair value is determined using valuation techniques which maximize the use of observable market data. The fair value of the interest rate cap is calculated using a discounted cash flow model.

The main inputs to the model include the volatility, the interest rate and discount curve. The fair value
is subsequently calculated based on the discounted estimated cash flows, subject to credit and debit valuation adjustments. Since all significant inputs required to fair value the instrument are observable, the instrument is included in level 2.
The purchase options qualify for the level 3 category in the fair value hierarchy due to the fact that they are not traded in an active market and the fair value is determined using valuation techniques which use unobservable inputs that are significant to the fair value. The Group does not have any assets and liabilities that qualify for the level 1 category.
For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing
categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. There were no transfers between level 1, 2 and 3 during any of the periods presented.
The fair value of the Group’s assets measured at fair value are disclosed in the table in Note 28.
Fair value of assets and liabilities not measured at fair value
The Group has determined the fair value of assets and liabilities not measured at fair value, but for which the fair value is required to be disclosed.
Borrowings:
For the shareholder loans and the senior debt, the fair value differs from its carrying amount because the interest payable on the loans is (partially) fixed. The borrowings qualify for the level 3 category in the fair value category due to the use of unobservable inputs, including own credit risk.
The fair value of the Group’s liabilities not measured at fair value are disclosed in the table in Note 28.
Specific valuation techniques to determine fair values
Specific valuation techniques used to value financial instruments include:

•	interest rate cap derivative: option pricing model;

•	purchase options: option pricing model, i.e. Black-Scholes pricing model;

•	borrowings: discounted cash flow analysis using a market interest rate.
Financial instruments measured at fair value (level 3)
The changes in level 3 items for the year ended December 31, 2021 have been as follows:

(in €‘000)	Purchase options

Carrying amount at January 1, 2021	—
Movements during the year ended December 31, 2021
Option premium paid for purchase options	1,500
Fair value gain recognized as a share premium contribution	26,000
Fair value gains/(losses) recognized in other income/(expenses)	2,900
Carrying amount at December 31, 2021	30,400

The Group’s engages with third party valuation specialists to perform its fair value measurements for financial reporting purposes on a periodic basis. Involvement of external valuers is determined annually by the Group’s finance team after discussion with and approval by the Group’s Executive Board. Selection criteria for valuation specialist include market knowledge, reputation, independence and whether professional standards are maintained.
The Group works closely with the qualified external valuers to establish the appropriate valuation techniques and inputs to the model. At each reporting date, the Group analyses the movements in the values of assets and liabilities which are required to be remeasured or re-assessed
as per the Group’s accounting policies.
Valuation inputs to the fair value of purchase options
Inputs to the fair value of the purchase options are the spot price per share, the exercise price, the risk-free rate, volatility, time to expiration and dividend yield. Given that the exercise of the purchase option to acquire
Mega-E
by the Group is conditional upon satisfaction of the Transaction contemplated under the BCA, the fair value of that option is adjusted for the probability of a SPAC Liquidity Event scenario occurring. This is in line with the methodology applied for the valuation of the Group’s share-based payment awards (refer to Note 10 for details).
The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the purchase options using a Black-Scholes pricing model.

2021
Parameters – Purchase options to acquire an unlisted software company
Spot price per share (in €)	392
Volatility	15%
Parameters – Purchase option to acquire Mega-E
Spot price per share (in €)	397,000
Volatility	92%
The following table summarized the results of changes to significant unobservable input parameters used in the valuation model on the fair value of the purchase options:

(in €‘000)	2021
Changes to parameters – Purchase options to acquire an unlisted software company
5% increase/decrease in volatility	5% increase in volatility would result in an increase in fair value by €400 thousand. 5% decrease in volatility would result in a decrease in fair value by €330 thousand.
20% increase/decrease in the spot price	20% increase in the spot price would result in an increase in fair value by €12,040 thousand. 20% decrease in the spot price would result in a decrease in fair value by €3,200 thousand.

Changes to parameters – Purchase option to acquire Mega-E
30% increase/decrease in volatility	30% increase in volatility would result in an increase in fair value by €36 thousand. 30% decrease in volatility would result in a decrease in fair value by €315 thousand.
20% increase/decrease in the spot price	20% increase in the spot price would result in an increase in fair value by €7,110 thousand. 20% decrease in the spot price would result in a decrease in fair value by €6,993 thousand.
Further details and background on the purchase options are disclosed in Note 18.